Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Carrying Amount and Fair Value of Financial Instruments by Category

Carrying amount and fair value of financial instruments by category as at December 31, 2017 and 2018, are as follows:

	December 31, 2017			December 31, 2018
(In millions of Korean won)	Carrying amount		Fair value	Carrying amount		Fair value
Financial assets
Cash and cash equivalents	￦	1,928,182	[1]	￦	2,703,422	[1]
Trade and other receivables
Financial assets measured at amortized cost		6,793,397	[1]		5,425,996	[1]
Financial assets at fair value through other comprehensive income		—	—		1,097,348	1,097,348
Other financial assets
Financial assets measured at amortized cost[2]		1,333,368	[1]		484,271	[1]
Financial assets at fair value through profit or loss[2]		5,913	5,913		777,685	777,685
Financial assets at fair value through other comprehensive income[2]		—	—		326,157	326,157
Available-for-sale financial assets[3]		319,402	319,402		—	—
Derivative financial assets for hedging		7,389	7,389		29,843	29,843

Total	￦	10,387,651		￦	10,844,722

Financial liabilities
Trade and other payables	￦	8,427,457	[1]	￦	8,521,379	[1]
Borrowings		6,683,662	6,738,326		6,648,293	[1]
Other financial liabilities
Financial liabilities at amortized cost		87,670	[1]		99,330	[1]

	December 31, 2017			December 31, 2018
(In millions of Korean won)	Carrying amount		Fair value	Carrying amount		Fair value
Financial liabilities at fair value through profit or loss		5,051	5,051		7,758	7,758
Derivative financial liabilities for hedging		93,770	93,770		57,308	57,308

Total	￦	15,297,610		￦	15,334,068

1	The Group did not conduct fair value estimation since the book amount is a reasonable approximation of the fair value.
2	In the prior year, a portion of the equity instrument was classified as available-for-sale financial assets and financial assets held-to-maturity.
3

As at December 31, 2017, equity instruments that do not have a quoted price in an active market are measured at cost because their fair value cannot be measured reliably and excluded from the fair value disclosures.

Summary of Fair Value Hierarchy Classifications of Financial Assets and Financial Liabilities That are Measured at Fair Value

Fair value hierarchy classifications of the financial assets and financial liabilities that are measured at fair value or its fair value is disclosed as at December 31, 2017 and 2018, are as follows:

	December 31, 2017
(In millions of Korean won)	Level 1		Level 2		Level 3		Total
Assets
Recurring fair value measurements
Other financial assets
Financial assets at fair value through profit or loss	￦	—	￦	—	￦	5,813	￦	5,813
Derivative financial assets for hedging		—		7,389		—		7,389
Available-for-sale financial assets		6,859		5,466		307,077		319,402
Disclosed fair value

Investment properties[1]		—		—		1,755,600		1,755,600

Total	￦	6,859	￦	12,855	￦	2,068,490	￦	2,088,204

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss	￦	—	￦	—	￦	5,051	￦	5,051
Derivative financial liabilities for hedging		—		76,045		17,725		93,770

Total	￦	—	￦	76,045	￦	22,776	￦	98,821

1	The highest and best use of a non-financial asset does not differ from its current use.

Summary of Fair Value Non of Financial Instruments

	December 31, 2018
(In millions of Korean won)	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	1,097,348	￦	—	￦	1,097,348
Other financial assets
Financial assets at fair value through profit or loss[1]		121		613,964		163,600		777,685
Financial assets at fair value through other comprehensive income[1]		8,861		5,760		311,536		326,157
Derivative financial assets for hedging		—		29,843		—		29,843
Disclosed fair value

Investment properties[2]		—		—		1,821,061		1,821,061

Total	￦	8,982	￦	1,746,915	￦	2,296,197	￦	4,052,094

Liabilities
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	—	￦	—	￦	7,758	￦	7,758
Derivative financial liabilities for hedging		—		47,125		10,183		57,308

Total	￦	—	￦	47,125	￦	17,941	￦	65,066

1	In the prior year, a portion of the equity instrument was classified as available-for-sale financial assets.
2	The highest and best use of a non-financial asset does not differ from its current use.

Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements

(b)	Details of changes in Level 3 of the fair value hierarchy for the recurring fair value measurements as at December 31, 2017 and 2018, are as follows:

	2017
(In millions of Korean won)	Financial assets at fair value through profit or loss		Available-for-sale		Other derivative financial liabilities		Derivative financial liabilities for hedging
Beginning balance	￦	6,277	￦	287,889	￦	1,973	￦	—
Reclassification		—		(277)		—		—
Amount recognized in other comprehensive income		—		58,450		—		(1,909)
Purchases		—		85,287		—		—
Amount recognized in profit or loss		(464)		(113)		3,078		19,634
Sales		—		(124,159)		—		—

Ending balance	￦	5,813	￦	307,077	￦	5,051	￦	17,725

	2018
	Financial assets				Financial liabilities
(In millions of Korean won)	Financial assets at fair value through profit or loss[3]		Financial assets at fair value through other comprehensive income[3]		Financial liabilities at fair value through profit or loss[2]		Derivative financial liabilities for hedging[1]
Beginning balance	￦	97,547	￦	238,517	￦	5,051	￦	17,725
Changes in accounting policy		32,745		2,085		—		—
Purchases		21,365		8,802		—		—
Reclassification		1,581		(296)		—		—
Changes in scope of consolidation		—		364		—		—
Sales		(1,852)		(1,099)		—		—
Amount recognized in profit or loss[1,2]		12,214		89		2,707		(17,255)
Amount recognized in other comprehensive income[1]		—		63,074		—		9,713

Ending balance	￦	163,600	￦	311,536	￦	7,758	￦	10,183

1	Amount recognized in profit or loss of derivative financial liabilities for hedging are comprised of both gain on valuation of derivatives and accumulated other comprehensive loss.
2	Amount recognized in profit or loss of derivative financial liabilities for hedging are comprised of loss on valuation of derivatives.
3	In prior year, a portion of the equity instrument was classified as available-for-sale financial assets.

Summary of Valuation Techniques and Inputs

Valuation techniques and inputs used in the recurring, non-recurring fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as at December 31, 2017 and 2018, are as follows:

	December 31, 2017
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Other financial assets
Derivative financial assets for hedging	￦	7,389	2	DCF Model
Available-for-sale financial assets		312,543	2,3	DCF Model
Financial assets at fair value through profit or loss		5,813	3	DCF Model
Investment properties		1,755,600	3	DCF Model
Liabilities
Other financial liabilities
Derivative financial liabilities for hedging	￦	93,770	2,3	Hull-White model, DCF Model
Other derivative financial liabilities		5,051	3	DCF Model, Comparable Company Analysis

	December 31, 2018
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	1,097,348	2	DCF Model
Other financial assets
Financial assets at fair value through profit or loss		777,564	2,3	DCF Model, Adjusted net asset model
Financial assets at fair value through other comprehensive income		317,296	2,3	DCF Model
Derivative financial assets for hedging		29,843	2	DCF Model
Investment properties		1,821,061	3	DCF Model
Liabilities
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	7,758	3	DCF Model, Comparable Company Analysis
Derivative financial liabilities for hedging		57,308	2,3	Hull-White model, DCF Model

Summary of Details and Changes of Total Deferred Difference

In relation to this, details and changes of the total deferred difference for the years ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017				2018
	Derivatives used for hedging		Derivative held for trading		Derivatives used for hedging		Derivative held for trading
I. Beginning balance	￦	—	￦	(8,470)	￦	6,532	￦	(5,647)
II. New transactions		7,126		—		—		—
III. Recognized at fair value through profit or loss		(594)		2,823		(1,425)		2,823

IV. Ending balance (I+II+III)	￦	6,532	￦	(5,647)	￦	5,107	￦	(2,824)